Direxion S&P 500 (R) Volatility Response Shares
Direxion S&P 500 (R) Volatility Response Shares

DIREXION SHARES ETF TRUST

Direxion S&P 500® Volatility Response Shares (VSPY)

Supplement dated November 3, 2014 to the Prospectus dated August 1, 2014

Effective immediately, the disclosure appearing under the section “Fund Performance” on page 6 of the Direxion S&P 500® Volatility Response Shares’ (the “Fund”) prospectus shall be replaced in its entirety with the following:

Fund Performance

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll free at 1-866-476-7523.

The performance shown prior to August 1, 2014 reflects a previous investment objective. The Fund sought investment results, before fees and expenses, that tracked the S&P Composite 500® Dynamic Rebalancing Risk Control Index. After August 1, 2014, the Fund’s performance reflects the new investment objective of seeking investment results, before fees and expenses, that track the S&P 500® Volatility Response Index.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 10.45% for the quarter ended March 31, 2013 and its lowest calendar quarter return was 2.69% for the quarter ended June 30, 2013. The year-to-date return as of June 30, 2014 was 6.80%.

Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Direxion S&P 500 (R) Volatility Response Shares		31.13%	19.82%	Jan. 11, 2012
Direxion S&P 500 (R) Volatility Response Shares After Taxes on Distributions		30.65%	19.45%
Direxion S&P 500 (R) Volatility Response Shares After Taxes on Distributions and Sale of Fund Shares		17.74%	15.31%
Direxion S&P 500 (R) Volatility Response Shares S&P 500® Volatility Response Index (reflects no deduction for fees, expenses or taxes)	[1]			Apr. 04, 2014
Direxion S&P 500 (R) Volatility Response Shares S&P Composite 500 Dynamic Rebalancing Risk Control Index (reflects no deduction for fees, expenses or taxes)	[2]	31.87%	20.33%	Jan. 11, 2012
[1]	The S&P 500 Volatility Response Index commenced operations on April 4, 2014.
[2]	The S&P 500 Volatility Response Index replaced the S&P Composite 500 Dynamic Rebalancing Risk Control Index as the broad-based benchmark in connection with the change of the Fund's name and investment objective. The index was changed on August 1, 2014.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

For more information, please contact the Funds at (866) 476-7523.

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Please retain a copy of this Supplement with your Prospectus.